Income Taxes - Schedule of Significant Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Deferred tax assets:
Allowance for doubtful accounts		$ 3.7	$ 3.7
Inventories		4.5	4.3
Accrued employee benefits		8.4	5.2
Self-insurance reserves		3.5	4.5
Net operating loss carry-forwards		6.1	8.1
Stock options		2.5	2.1
Deferred rent		1.2	1.5
Other comprehensive income		2.9	3.6
Other assets		4.0	5.7
Total gross deferred tax assets		36.8	38.7
Less: Valuation allowance			0.3
Total net deferred tax assets	$ 36.2	36.8	38.4
Deferred tax liabilities:
Property, plant, and equipment		66.2	74.1
Basis difference in intangible assets		46.1	44.0
Prepaid expenses		7.3	6.0
Other			2.3
Total deferred tax liabilities	$ 117.9	119.6	126.4
Total net deferred income tax liability		$ 82.8	$ 88.0